Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company of New Jersey 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

May 1, 2024

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 333-237296)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 10; and (ii) that the text of Post-Effective Amendment No. 10 was filed electronically on April 11, 2024 (Accession No. 0000741313-24-000069).

/s/Christopher J. Madin	May 1, 2024

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company of New Jersey	Date

via EDGAR